Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and equipment	Depreciation is calculated using the straight-line method over the estimated useful lives of the assets as follows:
Estimated useful life

Computers	3 years
Laboratory equipment	5-7 years
Machinery and equipment	6-10 years
Office Equipment	14 years
Leasehold Improvements	2-8 years